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MORRISON & FOERSTER LLP

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June 16, 2006	Writer’s Direct Contact 858.720.5103 jglaser@mofo.com

Via Edgar and Overnight Delivery

Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 3561

100 F Street, N.E.

Washington, DC 20549

Attention:	Mr. John Reynolds, Assistant Director
Ms. Janice McGuirk
Ms. Angela Halac

Re:	Catcher Holdings, Inc. (“the Company”)
Registration Statement on Form SB-2
Filed April 27, 2006
File No. 333-133579

Ladies and Gentlemen:

Enclosed for filing on behalf of our client, Catcher Holdings, Inc. (the “Company”), is Pre-Effective Amendment No. 1 (the “Amendment”), amending the Company’s Registration Statement on Form SB-2, originally filed with the Securities and Exchange Commission on April 27, 2006 (the “Registration Statement”). Under separate cover, courtesy copies of the Amendment, marked to show changes, are also being sent to the staff of the Securities and Exchange Commission (the “Staff”).

The Amendment is being filed in response to the comments received from the Staff by letter dated May 26, 2006 (the “Staff Letter”). The numbering of the paragraphs below corresponds to the numbering of the comments in Staff Letter. The comments contained in the Staff Letter have been incorporated into this response letter for your convenience.

Securities and Exchange Commission

June 16, 2006

Page Two

General

1.	Please revise to include summary financial data for all periods presented in the financial statements.

Response to Comment #1

In response to the Staff’s comment, the Company has included summary financial data for all periods presented in the financial statements on page 5 of the prospectus under the heading “Summary Consolidated Financial Data.”

Prospectus Cover Page

2.	Please disclose the expiration date of the offering here and later in the plan of distribution section. If any extension(s) are possible, this should be made clear together with the latest outside expiration date if extensions are made.

Response to Comment #2

The Company respectfully advises the Staff that it has added disclosure to the prospectus cover page and the section of the prospectus beginning on page 61 under the heading “Plan of Distribution” to indicate when the Company expects sales of shares by the selling stockholders pursuant to the offering to cease. The Company further respectfully advises the staff that its private offering of the securities being registered for resale pursuant to the Registration Statement terminated in March 2006 and will not be extended.

Prospectus Summary

Overview, page 1

3.	The third bullet under “Our History” indicates Catcher has obtained FCC equipment authorization to permit sales in the U.S. Later disclosure indicates the authorization covers only the prototype, not production units. Please revise as appropriate. Further, later in your filing, please explain the process, including principal steps, timing and costs, to obtain further authorization.

Response to Comment #3

In response to the Staff’s comment, the Company has revised the disclosure on page 2 of the prospectus to clarify that the authorization covers the prototype only. In addition, the Company has added disclosure to page 29 of the prospectus explaining the process, including principal steps, timing and costs, to obtain further authorization.

Securities and Exchange Commission

June 16, 2006

Page Three

4.	You disclose that a series of accessories to support the product are being developed. In another appropriate section, please provide further detail to describe these and disclose the timeframe in which they will be available for purchase.

Response to Comment #4

The Company respectfully advises the Staff that it has added disclosure to page 1 of the prospectus to provide further detail to describe the accessories that are being developed and the timeframe in which the Company expects the accessories to be available for purchase.

The Offering, page 4

5.	Please indicate in a note any commitments for the company to issue stocks, options, or warrants.

Response to Comment #5

In response to the Staff’s comment, the Company has revised the disclosure on page 4 under the heading “The Offering” to indicate the number of shares of common stock issuable upon exercise of outstanding stock options and warrants, as well as the number of shares of common stock reserved for future issuance under the Company’s 2005 Stock Incentive Plan.

Risk Factors, page 8

6.	In the fourth risk factor, please revise to clarify the reference to “it” in the sentence beginning, “If Scanz or its licensee made any such claims...” If “it” refers to Catcher, please clarify.

Response to Comment #6

The Company respectfully acknowledges the Staff’s comment and has revised the fourth risk factor to clarify that “it” refers to Catcher.

7.	Reference is made to your eleventh and twelfth risk factors. Please advise us regarding the applicability of this Division’s letter dated January 21, 2000 to Ken Worm of the NASD.

Response to Comment #7

The Company respectfully advises the Staff that it believes that the letter dated January 21, 2000 to Ken Worm of the NASD is applicable to certain securities issued by the Company while it was a “blank check company” (as defined in the rules and regulations of the Securities and Exchange Commission). In addition, the Company has revised the disclosure in the prospectus under the heading “Description of Capital Stock” beginning on page 60 to disclose the applicability of the January 21, 2000 letter these securities.

Securities and Exchange Commission

June 16, 2006

Page Four

8.	In regard to the twelfth risk factor, please tell us whether the company may face the potential for rescission liability to purchasers in the S-8 offerings. If yes, please revise this risk factor and other appropriate disclosures in the prospectus.

Response to Comment #8

In response to the Staff’s comment, the Company has revised the twelfth risk factor to disclose the potential for rescission liability to purchasers in the S-8 offerings.

Management’s Discussion and Analysis of Financial Condition...

Plan of Operation, page 16

9.	Please file the agreements with EPS and CGI as mentioned in the paragraph at the top of page 16. See. Item 601(b)(10) of Regulation S-B. If you do not believe these agreements need to be filed, please explain.

Response to Comment #9

The Company respectfully advises the staff that the agreements with EPS and CGI were made in the ordinary course of business and are ordinary purchase agreements under Item 601(b)(10)(C)(1) of Regulation S-B which are not material to the Company’s business. As a result, these agreements are not required to be filed with the Registration Statement.

10.	Please disclose each principal activity which you plan to conduct in the next 12 months and explain how you will conduct that activity, quantify the expected costs involved and also disclose your source of funds.

Response to Comment #10

In response to the Staff’s comment, the Company has revised page 17 of the prospectus to disclose each principal activity the Company plans to conduct in the next 12 months and to explain how the company will conduct that activity. The Company has also qualified the expected costs involved and disclosed its source of funds.

Securities and Exchange Commission

June 16, 2006

Page Five

Comparison of the Three Months Ended March 31, 2006 and 2005..., page 17

11.	We further note your statement, “[W]e expect revenue on the first production units towards the end of the second quarter and increasing throughout 2006,” (emphasis added) Please provide the basis for this belief and make clear, if true, that this is management’s opinion.

Response to Comment #11

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 18 of the prospectus to clarify that these statements refer to orders received. In addition, the Company has removed the phrase “increasing throughout 2006.”

Liquidity and Capital Resources, page 20

12.	Disclose the cash balance as of a recent date.

Response to Comment #12

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 21 of the prospectus to provide the cash balance as of June 14, 2006.

Company Overview, page 25

13.	If true, please clarify the third paragraph to indicate that your device has not passed Military Standard 810F. Clarify your summary as well. Further, in other disclosure, please explain the significance of this standard to your business activities and disclose the process for passing this standard, including principal steps, time frame and costs.

Response to Comment #13

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure in the Government Regulation section on page 29 of the prospectus to explain the significance of Military Standard 810F to the Company’s business.

14.	Please clarify the meaning of the term “watermarking technology” in the fourth paragraph.

Response to Comment #14

The Company respectfully acknowledges the Staff’s comment and has included disclosure in the intellectual property section on page 29 of the prospectus to clarify the meaning of the term “watermarking technology.”

Securities and Exchange Commission

June 16, 2006

Page Six

15.	We note that the prototype was completed in August, 2005 and that you have secured initial purchase orders and have commenced initial production of the CATCHER device. We also understand from the disclosure that you require additional FCC authorization before beginning sales. Please disclose the impact of the additional authorization upon the commencement of sales of your device.

Response to Comment #15

In response to the Staff’s comment, the Company has revised the disclosure on page 26 of the prospectus to disclose the impact of the additional authorization upon the commencement of sales of the Company’s device.

Strategy, page 26

16.	We note from the third paragraph that the company is in “various stages of contract negotiations with numerous VARs”. We further note that the company has “started the process of becoming an “approved vendor” to government integrators who are not under a VAR agreement”. Please expand your disclosure to provide more specific information on these transactions and arrangements, to the extent possible.

Response to Comment #16

The Company respectfully acknowledges the Staff’s comment and has expanded its disclosure on page 3 of the prospectus to provide more specific information on these transactions and arrangements.

Competition and Market Risks, page 27

17.	Please expand this section or provide another to address the potential market for the CATCHER device.

Response to Comment #17

In response to the Staff’s comment, the Company has added disclosure on page 28 of the prospectus to address the potential market for the CATCHER™ device.

18.	Here or elsewhere as appropriate, please describe your intended marketing activities for the next 12 months together with the associated costs, providing as much detail as possible.

Response to Comment #18

In response to the Staff’s comment, the Company has added additional disclosure related to its intended marketing activities, together with the associated costs, to page 17 of the prospectus. The first bullet on page 18 also relates to the Company’s intended marketing activities, together with the anticipated costs of those activities.

Securities and Exchange Commission

June 16, 2006

Page Seven

19.	Please revise this section to provide more details about competition in the security industry now and expected. In this regard, we note your statement, “[W]e believe that there will be significant competition in the security market for products having functionality similar to the CATCHER device.”

Response to Comment #19

The Company respectfully acknowledges the Staff’s comment and has revised page 28 of the prospectus to provide disclosure regarding the equipment currently available in the security industry.

Intellectual Property, page 27

20.	Please explain “non-final rejection” of the 7/6/04 patent application and disclose the potential ramifications to the company.

Response to Comment #20

In response to the Staff’s comment, the Company has revised page 28 of the prospectus to explain “non-final rejection” of the 7/6/04 patent application and disclose, to the extent currently known, the potential ramifications to the Company.

21.	We reiterate the staff’s previous comment #59 from our letter dated September 2, 2005 which was issued on the company’s previous registration statement, file number 333-127077. Please discuss the “Verna Application” that is referred to on page 6 of this registration statement or advise.

Response to Comment #21

The Company respectfully advises the Staff that the disclosure on page 7 of the prospectus has been revised to provide further disclosure regarding the “Verna Application.”

22.	Please provide updated disclosure with respect to the status of Ira Tabankin’s provisional patent application which was signed over to the company in March, 2006.

Response to Comment #22

In response to the Staff’s comment, the Company has revised page 29 of the prospectus to provide updated disclosure with respect to the status of Ira Tabankin’s provisional patent application.

Securities and Exchange Commission

June 16, 2006

Page Eight

Legal Proceedings, page 28

23.	Please file the written agreement with PPC as an exhibit to the registration statement or explain why filing is not necessary under Item 601 of Regulation S-B.

Response to Comment #23

The Company respectfully acknowledges the Staff’s comment and advises that staff that it has determined that, in light of the amount in controversy, the dispute and agreement with PPC was not material to the Company. As a result, the Company has revised the disclosure on page 30 to remove all references to the PPC dispute and agreement and does not believe it is necessary to file the agreement with PPC as an exhibit to the Registration Statement under Item 601 of Regulation S-B.

Selling Stockholders, page 44

24.	The percentage amounts shown in the “Shares Beneficially Owned Prior to the Offering” for Agile Partners, L.P., London Family Trust, and Sandor Capital Master Fund, L.P. do not agree with the percentage amounts shown in the “Security Ownership of Certain Beneficial Owners - 5% Stockholders” table on page 39. Please revise to make the disclosure consistent or advise.

Response to Comment #24

In response to the Staff’s comment, the Company has revised the disclosure on page 41 to make the percentage amounts consistent.

Changes In And Disagreements With Accountants on Accounting and Financial Disclosure, page 60

25.	Item 304(a)(1)(iv)(A) of Regulation S-B requires you to disclose whether there were disagreements between the Company and the former accountant for the two most recent fiscal years and any subsequent interim period through the date of dismissal. Please revise the disclosure in the registration statement and include an updated Exhibit 16 letter from your former accountant.

Response to Comment #25

In response to the Staff’s comment, the Company has revised the disclosure to clarify that there were not any disagreements between the Company and the former accountant during the two most recent fiscal years and the subsequent interim period. In addition the company has included an updated letter from its former accountant as Exhibit 16.1 to the Registration Statement.

Securities and Exchange Commission

June 16, 2006

Page Nine

Financial Statements

Consolidated Statement of Operations, F-5

26.	We noted the disclosure of $2,028,129 in acquired research and development for the year ended December 31, 2005. Please tell us in detail if this was acquired during the purchase of U.S. Telesis or another transaction, how you have accounted for the acquisition of the research and development, and cite the specific authoritative literature you used to support your accounting treatment. Please note, if your disclosure and related accounting treatment relates to the elimination of the accumulated deficit of US Telesis (the public shell company), it is not appropriate to charge such amounts through the statement of operations. Please advise or revise.

Response to Comment #26

The Company respectfully advises the staff that the acquired research and development expense is comprised of the value of the Catcher, Inc. stock issued to Ira Tabankin, the Campbell Family Trust and Steven Moore. The expense did not result from the US Telesis Holdings, Inc. (“UST”) transaction. The Company considered the following facts in determining the accounting treatment for the stock issued:

•	Catcher, Inc. was formed on April 21, 2005 (the same date that Mr. Tabankin, the Campbell Family Trust and Mr. Moore executed subscription agreements for stock)

•	In addition to Mr. Tabankin, the Campbell Family Trust and Mr. Moore, six other parties purchased stock in Catcher, Inc. (Please see the attached capitalization table for Catcher, Inc. as of immediately prior to the close of the reverse merger).

•	The subscription agreements for the stock were contingent upon the closing of the private placement and the transaction with UST.

•	Ira Tabankin contributed intellectual property to Catcher at the time of executing his subscription agreement in the form of a trade name and provisional patent application (the Campbell Family Trust and Mr. Moore held security interests in the patent application in conjunction with loans made to LCM).

•	The other individuals were allowed to purchase stock based on expertise and services provided to Catcher, Inc.

•	On May 4, 2005 the Company closed a private placement in which common stock and warrants were sold at $1.00 per share. The value allocated to the common shares was $0.89 (after taking into account the share exchange with US Telesis, Inc. and reverse stock split).

Securities and Exchange Commission

June 16, 2006

Page Ten

The Company concluded that individuals who purchased stock in Catcher, Inc. on April 21, 2005 received value in excess of what they paid for the stock. This conclusion was based on the fact that the subscription agreements were contingent on the closing of the subsequent transactions. The excess of value received over the amount paid for the stock was recorded as compensation expense for the individuals that contributed services. The Company allocated the value of John Sutton’s and Ira Tabankin’s stock to an intangible.

The Company considered the guidance in the following accounting literature in reaching its conclusion regarding the intangible:

•	Paragraph 42 of SFAS No. 141

•	Paragraph 4 of FIN 4 Applicability of FASB Statement No. 2 to Business Combinations Accounted for by the Purchase Method.

The intangibles did not have a specific future life, and had no alternative future use apart from developing the CATCHER™ device. Therefore, the Company classified them as acquired research and development and expensed them in accordance with Paragraph 4 of FIN 4. The Company has revised the disclosure to include the amounts expensed as acquired research and development and non-cash compensation.

Note 3 - Asset Purchase, F-14

27.	We noted the disclosure that Catcher acquired certain assets and assumed certain liabilities of $836,000 of LCM in April 2005 prior to the merger between Catcher, Inc. and U.S. Telesis Holdings, Inc. It appears at the time of the transaction Catcher and LCM were shell companies with no operations. Please clarify the following:

Response to Comment #27

•	Explain the business purpose of this transaction and what the benefit is to the Company and the shareholders.

Response

The Company respectfully advises the staff that Catcher Holdings, Inc. (formerly US Telesis, Holdings, Inc.) was a non-operating company seeking a potential acquisition to create value for existing stockholders. The sole shareholder of LCM (Ira Tabankin) needed to obtain the liquidity necessary to continue to fund development of the CATCHER device. Mr. Tabankin

Securities and Exchange Commission

June 16, 2006

Page Eleven

teamed with other individuals that became founding shareholders of Catcher, Inc. who assisted Mr. Tabankin with marketing, management and fundraising consulting. The Catcher founders believed that acquiring the assets and certain liabilities of LCM. provided a structure that minimized the exposure to future liabilities arising from LCM’s past activities. The Company believed that Catcher, which had just completed the acquisition of LCM’s assets and certain liabilities, presented a strong business opportunity to complete the remaining development and commercialize the technology for the benefit of the Company’s stockholders.

•	The disclosure states that Ira Tabankin was the sole shareholder of LCM and owned approximately 36% of Catcher at the date of the asset purchase. Clarify if LCM was insolvent at the time of the transaction and clarify who owned the assets to LCM at the time of the transaction. In addition, please provide a detail of the shareholders and their ownership interest in Catcher prior to the acquisition of LCM.

Response

The Company respectfully advises the staff that LCM had difficulty obtaining adequate financing to continue the development and commercialization of the product and LCM did not have sufficient funds available to pay debts accumulated through April 2005. As sole shareholder of LCM, Ira Tabankin had control over the assets of the Company. Certain provisional patent rights were pledged as collateral for loans obtained by LCM in 2004 from two individuals. As of April 2005, LCM was in default of the loan agreements. Please refer to the Company’s response to comment #26 for the detail of the individuals who subscribed for stock in Catcher, Inc. prior to the asset purchase and the resulting ownership percentage. As explained in our response to comment #26, the subscription agreements were contingent on the closing of the asset purchase with LCM, the closing of a private placement and subsequent merger with UST.

•	Tell us how you arrived at the conclusion that this transaction was a reverse acquisition. It appears from the asset purchase agreement that Catcher acquired the assets of LCM for the assumption of the outstanding liabilities and no stock was exchanged resulting in no change in control.

Response

The Company respectfully advises the staff that it considered the guidance in the following accounting literature in determining whether the transaction was a reverse acquisition:

•	SFAS No. 141 Business Combinations

Securities and Exchange Commission

June 16, 2006

Page Twelve

•	EITF 98-3 Determining Whether a Nonmonetary Transaction Involves Receipt of Productive Assets or of a Business.

The Company concluded that in order for the asset purchase of LCM to be treated as a reverse acquisition, LCM needs to be deemed to be a business and the acquiring entity.

With respect to whether LCM is a business, the Company consulted the guidance in EITF 98-3. EITF 98-3 discusses that a set of assets and employees (“transferred set”) can qualify as a business despite lacking some of the elements described in the guidance. The Company believes that transferred set from LCM to Catcher included the following:

•	Employees (Ira Tabankin and John Sutton)

•	Intellectual property (product designs, bills of material and patent applications)

•	The ability to access the material necessary to conduct business (LCM’s strategic partners and business contacts)

•	Documented processes for buildings the CATCHER prototype as well as its business plan for bringing the product to market;

The transferred set lacked current revenue producing outputs, however Catcher acquired potential customer and reseller contacts that had been developed by LCM. The above factors led the Company to conclude that “transferred set” acquired by Catcher, Inc. was a business for accounting purposes (See example 4, Scenario 5 of EITF 98-3).

With respect to determining whether LCM was the acquiring entity, the Company consulted guidance in Paragraphs 15 – 19 of SFAS 141 which relate to the identification of the acquiring entity in a business combination. Paragraph 19 states “If a new entity is formed to issue equity interests to effect a business combination, one of the existing combining entities shall be determined to be the acquiring entity on the basis of the evidence available. The guidance in paragraphs 16–18 shall be used in making that determination.” The Company notes that Catcher, Inc. was formed for the purpose of issuing equity interests and that LCM was the only other entity in the combination.

Paragraph 16 states that “In a business combination effected solely by the issuance of cash or other assets or by incurring liabilities, the entity that distributes the cash or assets or incurs liabilities is generally (not always) the acquiring entity.” Based on this guidance Catcher, Inc would generally be deemed the acquirer of LCM. However, paragraph 17 states several issues that should be considered in determining the acquiring entity including:

•	The relative voting rights in the combined entity after the combination.

•	The existence of a large minority voting interest in the combined entity when no other owner or organized group of owners has a significant voting interest.

Securities and Exchange Commission

June 16, 2006

Page Thirteen

•	The composition of the governing body of the combined entity.

•	The composition of the senior management of the combined entity.

As a result of the asset purchase and subsequent merger with UST, Ira Tabankin was left with one share of preferred stock to allow him the ability to elect an independent director at his sole discretion. This extra voting right set him apart from other members of the Catcher, Inc. group of shareholders. In addition, he and Charles Sander each owned 36% of Catcher Inc. representing the two large minority interest holders. Ira was appointed as the sole board member of Catcher Inc. He and Charles Sander were the only members of the shareholder group in the senior management team of Catcher, Inc. These factors support that LCM is the accounting acquirer. Therefore, the Company concluded that the transaction was a reverse acquisition.

Note 7 - Manufacturing Agreement, F-18

28.	We noted that you capitalized production startup costs for tooling and nonrecurring engineering costs which were paid to a supplier under a manufacturing agreement. Consistent with the principles of SFAS 2, design and development costs (e.g. for molds, dies, and other tools) involving new technology, should be expensed as incurred. Please cite the specific authoritative literature you used to support your accounting treatment that such costs should be capitalized and not expensed. Please advise or revise as necessary.

Response to Comment #28

The Company respectfully advises the staff that it considered the following factors in reaching the decision to capitalize payments made to the Company’s contract manufacturer in October 2005:

•	The Company had signed the Keytronic agreement committing to minimum order quantities and was in the process of releasing an initial 50 units to production to be built on the line.

•	At the time of the payment, the Company had completed the prototype unit and had FCC approval of the unit.

•	These units were to be primarily used for evaluation purposes but there was no indication that changes would need to be made to the line to accommodate a full production run

•	In March 2006 the Company secured orders for the evaluation units and raised capital necessary to fund full scale production as well as developing the sales pipeline (i.e. signing up VAR’s and discussing programs with potential end users in the defense industry) and releasing 500 units to production.

Securities and Exchange Commission

June 16, 2006

Page Fourteen

•	The Company’s contract manufacturer will not spend a majority of the funds related to the project until full scale production begins. These costs are recoverable by the Company in the event that the contract manufacturer is unable to produce the unit.

The Company considered SFAS No. 7, Accounting and Reporting by Development Stage Enterprises, and the guidance related to capitalization and depreciation from FASB Current Text in determining whether or not to capitalize the costs associated with this project. Paragraph 10 of SFAS No. 7 states that:

“…Generally accepted accounting principles that apply to established operating enterprises shall govern the recognition of revenue by a development stage enterprise and shall determine whether a cost incurred by a development stage enterprise is to be charged to expense when incurred or is to be capitalized or deferred. Accordingly, capitalization or deferral of costs shall be subject to the same assessment of recoverability that would be applicable in an established operating enterprise. For a development stage subsidiary or other investee, the recoverability of costs shall be assessed within the entity for which separate financial statements are being presented.”

The Company believes that these costs are not related to the research and development project, but instead, identified these costs as specifically related to the production of units. The Company determined that the costs have a future economic life and are a cost of producing future units. The Company’s projected sales volumes and resulting margin from the sale of units demonstrate that these costs are recoverable through the sale of the units, therefore the carrying value of the assets does not exceed their fair value and are appropriately capitalized.

Note 9 - Equity Transactions, F-19

March 2006 Private Placement-(unaudited), F-21

29.	The disclosure of the net proceeds of $6,111,000 from the sale of common stock and Series D warrants does not appear to reconcile to the statement of shareholders’ equity. Please clarify and revise.

Response to Comment #29

In response to the Staff’s comment, the Company has revised the disclosure on page F-22 of the prospectus to read $6,098,000, which reconciles to the statement of shareholders’ equity.

Securities and Exchange Commission

June 16, 2006

Page Fifteen

Part II

Item 26. Recent Sales of Unregistered Securities, page II-2

30.	The introductory paragraph of this section states all unregistered issuances of securities were exempt from registration under Section 4(2) and/or Rule 506 of Regulation D. You also state that “[a]ll recipients had adequate access through their relationships with us...” (emphasis added) For each transaction, please set forth the facts supporting the availability of the private placement exemption. For each transaction, please describe the relationship of the purchaser to the issuer and address the financial sophistication or accredited investor status of purchasers. See Item 701(d) of Regulation S-B in this regard.

Response to Comment #30

The Company acknowledges the Staff’s comment and has revised the introductory paragraph under Item 25 on page II-2 to indicate that the sales of securities described in Item 26 were deemed exempt from the registration requirements of the Securities Act of 1933 by virtue of Section 4(2) thereof, or Rule 506 of Regulation D promulgated thereunder, as transactions by an issuer not involving a public offering. The recipients of securities in each such transaction represented their intention to acquire the securities for investment only and not with a view to or for sale in connection with any distribution thereof and appropriate legends were affixed to the certificates issued in such transactions. All recipients were accredited investors or sophisticated persons and had adequate access, through employment, business or other relationships, to information about the Company.

General

31.	We reiterate comment #95 from our comment letter dated September 2, 2005 pertaining to the previous registration statement filed by Catcher. All of the securities issued while U.S. Telesis was a blank check company and all securities held by management and principal shareholders, including their affiliates, of U.S. Telesis while it was a blank check company would appear to be subject to this Division’s letter to NASD Regulation, Inc., dated January 21, 2000. Further, under the Division’s letter, other U.S. Telesis securities issued before the Catcher acquisition may be subject to that letter. Please disclose the Division’s position and explain how it relates to your securities. If there is uncertainty, please explain in your disclosure. If true, disclose that all such shares have been registered for sale under this registration statement. If that is not the case, please advise.

Securities and Exchange Commission

June 16, 2006

Page Sixteen

Response to Comment #31

In response to the Staff’s comment, the Company has added a disclosure on page 14 disclosing the Division’s position and explaining how it relates to securities issued by the Company while it was a “blank check company” (as defined in the rules and regulations of the Commission). Further, the Company has disclosed that all such securities are being registered for sale under the Registration Statement.

* * * * * *

The Company respectfully requests the Staff’s assistance in completing the review of the Amendment as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review.

Please direct any further comments or questions regarding this response letter to me at (858) 720-5103 or my colleague, Nate Jensen, at (858) 720-7912. Our facsimile number is (858) 720-5125.

Sincerely,

/s/ Jeremy D. Glaser
Jeremy D. Glaser

Catcher, Inc.

Capitalization

As of: May 3, 2005

Prior to Private Placement *

Names	Shares Issued	% ownership
Preferred Shares:
Ira Tabankin	160,728.50	35.90%
Charles Sander	160,728.50	35.90%
Robert Prag	38,199.00	8.53%
Matt Hayden	31,500.00	7.04%
Kai Hansen	31,500.00	7.04%

	422,656.00	94.40%

Common Shares
John Sutton	17,325.50	3.87%
Steven Moore	1,119.00	0.25%
Campbell Family Trust	2,239.00	0.50%
D2M Corporation	4,410.00	0.98%

	25,093.50	5.60%

Total:	447,749.50	100.00%